UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SIVIK GLOBAL HEALTHCARE, LLC
Address:  600 Fifth Avenue, 26th Floor
          New York, NY  10020

13 File Number: 28-10170

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Jaffe
Title:     Chief Financial Officer
Phone:     212-702-2038

Signature, Place and Date of Signing:

/s/ Adam Jaffe             New York, New York         February 14, 2011
 --------------             -----------------         ------------------
     [Signature]             [City, State]                 [Date]

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    122336



List of Other Included Managers:

 No.  13F File Number     Name

                                                                FORM 13F INFORMATION TABLE

                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    x($1000) PRN AMT  PRN CALL DISCRETN  MANAGERS    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- ---------  -------- --------  --------
AETNA INC NEW                            COM    00817Y108  2288    75000   SH         SOLE     NONE         75000     0        0
AGILENT TECHNOLOGIES INC                 COM    00846U101  3687    89000   SH         SOLE     NONE         89000     0        0
ALLERGAN INC                             COM    018490102  4464    65000   SH         SOLE     NONE         65000     0        0
ALLSCRIPTS HEALTHCARE SOLUTN             COM    01988P108  1927   100000   SH         SOLE     NONE        100000     0        0
BAXTER INTL INC                          COM    071813109  3037    60000   SH         SOLE     NONE         60000     0        0
BECKMAN COULTER INC                      COM    075811109  3009    40000   SH         SOLE     NONE         40000     0        0
BIOMARIN PHARMACEUTICAL INC              COM    09061G101  1346    50000   SH         SOLE     NONE         50000     0        0
CARDINAL HEALTH INC                      COM    14149Y108  3831   100000   SH         SOLE     NONE        100000     0        0
CAREFUSION CORP                          COM    14170T101  2313    90000   SH         SOLE     NONE         90000     0        0
CELGENE CORP                             COM    151020104  2070    35000   SH         SOLE     NONE         35000     0        0
CHARLES RIV LABS INTL INC                COM    159864107  2843    80000   SH         SOLE     NONE         80000     0        0
CHINA MED TECHNOLOGIES INC     SPONSORED ADR    169483104  1236   110000   SH         SOLE     NONE        110000     0        0
COMMUNITY HEALTH SYS INC NEW             COM    203668108  2392    64000   SH         SOLE     NONE         64000     0        0
DAVITA INC                               COM    23918K108  3822    55000   SH         SOLE     NONE         55000     0        0
DENDREON CORP                            COM    24823Q107  2968    85000   SH         SOLE     NONE         85000     0        0
DR REDDYS LABS LTD                       ADR    256135203  2957    80000   SH         SOLE     NONE         80000     0        0
EXPRESS SCRIPTS INC                      COM    302182100  2378    44000   SH         SOLE     NONE         44000     0        0
HEALTH MGMT ASSOC INC NEW               CL A    421933102  3816   400000   SH         SOLE     NONE        400000     0        0
HEARTWARE INTL INC                       COM    422368100  1751    20000   SH         SOLE     NONE         20000     0        0
HUMAN GENOME SCIENCES INC                COM    444903108  1195    50000   SH         SOLE     NONE         50000     0        0
ICON PUB LTD CO                SPONSORED ADR    45103T107  1971    90000   SH         SOLE     NONE         90000     0        0
INCYTE CORP                              COM    45337C102   994    60000   SH         SOLE     NONE         60000     0        0
LIFE TECHNOLOGIES CORP                   COM    53217V109  2775    50000   SH         SOLE     NONE         50000     0        0
LINCARE HLDGS INC                        COM    532791100  1476    55000   SH         SOLE     NONE         55000     0        0
MCKESSON CORP                            COM    58155Q103  3871    55000   SH         SOLE     NONE         55000     0        0
MEDICIS PHARMACEUTICAL CORP         CL A NEW    584690309  1607    60000   SH         SOLE     NONE         60000     0        0
METTLER TOLEDO INTERNATIONAL             COM    592688105  2268    15000   SH         SOLE     NONE         15000     0        0
MOMENTA PHARMACEUTICALS INC              COM    60877T100  1871   125000   SH         SOLE     NONE        125000     0        0
OMNICARE INC                             COM    681904108  2158    85000   SH         SOLE     NONE         85000     0        0
PAREXEL INTL CORP                        COM    699462107  3715   175000   SH         SOLE     NONE        175000     0        0
PERKINELMER INC                          COM    714046109  2711   105000   SH         SOLE     NONE        105000     0        0
PFIZER INC                               COM    717081103  3502   200000   SH         SOLE     NONE        200000     0        0
QUEST DIAGNOSTICS INC                    COM    74834L100  2806    52000   SH         SOLE     NONE         52000     0        0
SKILLED HEALTHCARE GROUP INC            CL A    83066R107  1392   155000   SH         SOLE     NONE        155000     0        0
STRYKER CORP                             COM    863667101  4028    75000   SH         SOLE     NONE         75000     0        0
SYNERON MEDICAL LTD                  ORD SHS    M87245102  1193   117100   SH         SOLE     NONE        117100     0        0
TENET HEALTHCARE CORP                    COM    88033G100  2676   400000   SH         SOLE     NONE        400000     0        0
THERMO FISHER SCIENTIFIC INC             COM    883556102  2879    52000   SH         SOLE     NONE         52000     0        0
UNITED THERAPEUTICS CORP DEL             COM    91307C102   413     6525   SH         SOLE     NONE          6525     0        0
UNITEDHEALTH GROUP INC                   COM    91324P102  2636    73000   SH         SOLE     NONE         73000     0        0
UNIVERSAL HLTH SVCS INC                 CL B    913903100  3691    85000   SH         SOLE     NONE         85000     0        0
WATERS CORP                              COM    941848103  5129    66000   SH         SOLE     NONE         66000     0        0
WATSON PHARMACEUTICALS INC               COM    942683103  5165   100000   SH         SOLE     NONE        100000     0        0
WELLPOINT INC                            COM    94973V107  4321    76000   SH         SOLE     NONE         76000     0        0
ZIMMER HLDGS INC                         COM    98956P102  3758    70000   SH         SOLE     NONE         70000     0        0